Goodwill and intangible assets (Detail 3) $ in Millions	Dec. 31, 2023 USD ($)
Estimated Aggregated Amortization Expenses [Line Items]
2024	$ 27
2025	26
2026	26
2027	25
2028	19
Thereafter	98
Not amortized due to indefinite useful life	2
Total	$ 223